Stockholders' equity - General and dividends (Details) $ / shares in Units, $ in Millions	1 Months Ended							12 Months Ended
	Jul. 31, 2020 shares	Apr. 30, 2020 USD ($)	Mar. 31, 2020 $ / shares	May 31, 2019 USD ($)	Mar. 31, 2019 SFr / shares	Apr. 30, 2018 USD ($)	Mar. 31, 2018 SFr / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Equity
Company's authorized shares								2,672,000,000	2,672,000,000
Company's registered and issued shares								2,168,148,264	2,168,148,264
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | (per share)			$ 0.80		SFr 0.80		SFr 0.78
Distribution to ABB Ltd's shareholders | $		$ 1,758		$ 1,675		$ 1,736		$ 1,758	$ 1,675	$ 1,736
Percent of share capital intended to purchase	10.00%
Additional Maximum Share Intended On Purchasing	180,000,000
Retained earnings
Equity
Distribution to ABB Ltd's shareholders | $								$ 1,758	$ 1,675	$ 1,736